Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest income:
Financial assets measured at amortized cost	¥ 169,287	¥ 69,217	¥ 22,847
Financial assets measured at fair value through other comprehensive income	798	497	185
Financial assets measured at fair value through profit or loss	3,610	3,357	2,595
Total	173,695	73,071	25,627
Interest expense:
Financial liabilities measured at amortized cost	(42,609)	(34,065)	(15,706)
Other	(17,022)	(2,047)	(1,161)
Total	(59,631)	(36,112)	(16,867)
Dividends received:
Financial assets measured at fair value through other comprehensive income	8,804	6,150	4,777
Financial assets measured at fair value through profit or loss
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(202)	(92,144)	(77,789)
Gains (losses) on foreign exchange	67,414	47,705	68,033
Other	(40,490)	(17,319)	(7,335)
Total	35,526	(55,608)	(12,314)
Total finance income and finance costs	¥ 149,590	¥ (18,649)	¥ (3,554)